REVENUE AND ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
REVENUE AND ACCOUNTS RECEIVABLE

NOTE C – REVENUE AND ACCOUNTS RECEIVABLE

The Company recognizes revenue in accordance with its accounting policy described in NOTE A – SIGNIFICANT ACCOUNTING POLICIES. The Company invoices customers and recognizes accounts receivable in an amount it expects to receive from the customer. The Company has contracted payment terms with its customer of net 30 days. The Company recognized revenue from performance obligations satisfied as of a point in time and over time as disaggregated in the table below.

Timing of Revenue Recognition

	For the Three Months Ended		For the Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2023	2022	2023	2022
Point in Time	$16,500	$–	$30,500	$200,100
Over Time	6,311	3,191	12,720	7,136
	$22,811	$3,191	$43,220	$207,236

The Company earns revenues from Cel-fi systems and network services. Revenues from the sale and installation of Cel-fi systems, including fixed wireless, SmartDAS, and 4G LTE, totaled $16,500 and $-0- during the three months ended June 30, 2023 and 2022, respectively and $30,500 and $200,100 during the six months ended June 30, 2023 and 2022. The contracts for the sale of Cel-Fi systems generally include the performance obligation to sell and install (including testing, commissioning and integration services) equipment. The amount of revenue earned related to the sales of equipment was $7,000 and $-0- during the three months ended June 30, 2023 and 2022, respectively, and $12,500 and $163,937 during the six months ended June 30, 2023 and 2022, respectively. The amount of revenue earned related to installation and other services was $9,500 and $-0- during the three months ended June 30, 2023 and 2022, respectively, and $18,000 and $36,163 during the six months ended June 30, 2023 and 2022.

Revenues from network and other services totaled $6,311 and $3,191 during the three months ended June 30, 2023 and 2022, respectively, and $12,720 and $7,136 during the six months ended June 30, 2023 and 2022.

The Company’s contracts for support services are typically for terms of one year or less. The aggregate amount of contract performance obligation as of June 30, 2023 and December 31, 2022 that the Company expects to recognize over the next year is $624 and $2,835, respectively.

The Company is under no obligation and is not in the practice of providing customers with returns, rebates, discounts, or refunds. The Company, accordingly, does not recognize these obligations at the time of revenue recognition. The Company may receive future consideration from customers who enter into support agreements. Those services are delivered as of a point in time when the customer requests the service. Future consideration as described is excluded from the transaction price calculated for support agreement performance obligations.